Annual Total Returns[BarChart] - Thrivent Balanced Income Plus Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.18%	12.42%	17.95%	6.07%	(0.14%)	7.06%	11.67%	(4.87%)	17.11%	9.11%